RISK MANAGEMENT	6 Months Ended
Jun. 30, 2025
Risk Management [Abstract]
RISK MANAGEMENT	RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

The Group’s activities potentially expose it to a variety of financial risks: market risk (foreign exchange risk and cash flow and fair value interest rate risk), credit risk and liquidity risk. The management of the Group’s financial risk is based on a financial policy approved by the Company’s board of directors.

(A) Market Risk
(I) Foreign Exchange Risk
Foreign currency risk is the risk that the fair value of future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The risk arises from future commercial transactions and recognized assets and liabilities which are denominated in a currency that is not the respective group companies’ functional currencies. The currencies in which transactions and balances are primarily denominated are the Euro (“EUR”), U.S. dollar (“USD”) and British Pound Sterling (“GBP”). Management performs ongoing assessments of foreign currency fluctuations. During the three and six months ended June 30, 2025, management identified an increased foreign exchange risk created by the USD-denominated Term Loan (see Note 15) in a subsidiary which has the Euro as its functional currency. In order to minimize the exposure, effective April 17, 2025, the Group entered into a CCIRS agreement with Wells Fargo to synthetically convert the existing USD-
denominated, floating rate Term Loan into Euro-denominated, fixed rate borrowings for the duration of the underlying Term Loan drawn under the Wells Fargo Amended and Restated Credit Agreement.
As of June 30, 2025 and 2024, the Group’s exposure to foreign exchange risks was primarily through cash, borrowings and working capital balances held by its entities which have the Euro as the functional currency. The balances included the following:

	As of June 30, 2025	As of June 30, 2024
USD-denominated net liabilities	(84,031)	(12,104)
GBP-denominated net assets	6,390	2,262

Based on the sensitivity analyses performed, movements in USD and GBP exchange rates to EUR by 10% would result on average in the following gains or losses to the Group’s net profit (loss):

	Six months ended June 30,
	2025	2024
USD	8,488	1,259
GBP	742	232
Management anticipates 10% is a reasonable extent of currency fluctuations in the foreseeable future.

(II) Cash Flow and Fair Value Interest Rate Risk

Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rate. The Group’s exposure to interest rate risk as of June 30, 2025 arises from borrowings at variable rates (Note 15). The CCIRS minimizes the exposure to interest rate risk since it effectively converts the variable interest rate on the Term Loan into a fixed interest rate.

(III) Market Risk Management through the CCIRS

Effective April 17, 2025, the Group entered into the CCIRS to:

•receive USD-SOFR + 2.60% interest and pay 4.567% fixed Euro interest; and

•receive USD principal repayments equal to principal repayments due under the term loan (see Note 15) and pay EUR principal repayments (fixed at the April 17, 2025 spot rate of EUR1.1357) on the last business days of each of March, June, September and December commencing June 30, 2025.
The amounts relating to the CCIRS designated as a cash flow hedge as of June 30, 2025 were as follows:

	June 30 2025,
	Nominal amount	Carrying Amount of Asset (Liability)	Line item in the Statement of Financial Position where the hedging instrument is included
CCIRS	75,000	(3,018)	Derivative Financial Instrument

	Three Months Ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Changes in the value of the hedging instrument recognised in OCI (net of related tax)	(2,669)	—	(2,669)	—
Hedge ineffectiveness recognised in profit or loss	11	—	11	—
Amount reclassified from hedging reserve to profit or loss (net of related tax)	2,024	—	2,024	—

The line item in profit or loss that includes hedge ineffectiveness is Finance expenses. The line item in profit or loss affected by the reclassification is Finance income - foreign exchange gain.

The valuation technique applied to determine the fair value of the CCIRS at the end of each reporting period is a discounted cash flow model wherein the future cash flows are estimated based on forward exchange rates and interest rates (from observable forward exchange rates and interest rates at the end of the reporting period), discounted at a rate that reflects the credit risk of the counterparties.

As of June 30, 2024 and December 31, 2024 the Group did not hold any derivative financial instruments to hedge exposures to changes in foreign currency and interest rates.

(B) Credit Risk
Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date was as follows:

	As of June 30, 2025	As of December 31, 2024
Trade and other receivables (excluding prepayments )	19,466	19,429
Cash and cash equivalents	18,667	13,729
	38,133	33,158
For the three and six months ended June 30, 2025 and 2024, no single customer generated at least 10% of the Group’s total revenue for the period.

The Group has the following financial assets that are subject to the expected credit loss model: trade receivables and other financial assets carried at amortized cost. The Group applies the IFRS 9 simplified approach to measuring expected credit losses (“ECL”) which uses a lifetime expected loss allowance for all trade receivables. The expected loss rates are based on the historical credit losses experienced over a recent twelve-month period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors (such as GDP growth, inflation rate and unemployment forecasts) affecting the ability of the customers to settle the receivables.
The aging of trade receivables that are past due but not impaired is shown below:

	As of June 30, 2025	As of December 31, 2024
1-30 days past due	4,297	3,985
31-60 days past due	900	1,610
61-90 days past due	378	751
More than 90 days past due	972	737
	6,547	7,083
The Company recognized a specific provision of $960 on trade receivables as of June 30, 2025 (December 31, 2024: $568 and June 30, 2024: $466).
The activity in the credit loss allowance was as follows:

	Three Months Ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Balance at the beginning of the period	1,971	1,683	1,664	1,757
Movements in credit loss allowance	87	666	344	626
Write offs	(11)	(204)	(52)	(204)
Translation effect	129	(57)	220	(91)
Balance at the end of the period	2,176	2,088	2,176	2,088

The movement in the credit loss allowance during the three and six months ended June 30, 2025 and June 30, 2024 was a result of the overall business revenue growth.

For the three and six months ended June 30, 2025, the Company wrote off receivables from customers with a total value of $55 and $127, respectively. For the three and six months ended June 30, 2024, the Company wrote off receivables from customers with a total value of $75; the balances were not previously specifically provided.

The Group actively manages credit limits and exposures in a practical manner such that past due amounts receivable from the operator customers are within controlled parameters. Management assesses the credit quality of the operators, taking into account their financial position, past experience and other factors. The Group’s receivables are principally in respect of transactions with operators for whom there is no recent history of default. Management does not expect significant losses from non-performance by these operators above the ECL provision. Management does not believe that the Group was exposed to significant credit risk as at the end of the current reporting period.

As cash and cash equivalents are held with major financial institutions, any credit risk is deemed to be immaterial.
(C) Liquidity Risk

The Group is exposed to liquidity risk in relation to meeting future obligations associated with its financial liabilities, which are predominantly comprised of borrowings due to the third parties (Note 15), deferred consideration (Note 16), amounts committed on business combinations (Note 5) and trade and other payables (Note 17). Prudent liquidity risk management includes maintaining sufficient cash and committed credit lines to ensure the availability of adequate funding to meet the Group’s obligations when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to its reputation.

Management monitors liquidity risk by continual observation of cash inflows and outflows. To improve the net cash inflows and maintain cash balances at a specified level, management ensures that no additional financing facilities are expected to be required over the coming year. In this respect, management does not consider liquidity risk to the Group as significant when taking into account the liquidity management process referred to above.
The following table summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Trade and other payables due in less than 1 year equal their carrying values as the impact of discounting is insignificant.

	Less than 1 year	Between 1 and 2 years	More than 2 years	TOTAL
As of June 30, 2025
Non-derivative financial instruments
Deferred payables	—	439	—	439
Contingent consideration (1)	40,000	9,196	—	49,196
Borrowings and interest(2)	21,813	16,581	72,308	110,702
Trade and other payables(3)	5,677	—	—	5,677
Lease liability	1,541	1,375	3,259	6,175
	69,031	27,591	75,567	172,189
Derivative financial instruments
Cross-currency interest rate swap used for hedging:
Outflow	14,803	14,273	52,898	81,974
Inflow	(15,604)	(14,818)	(51,596)	(82,018)
	(801)	(545)	1,302	(44)
As of December 31, 2024
Non-derivative financial instruments
Deferred consideration	11,487	—	—	11,487
Borrowings and interest(2)	5,165	4,804	16,612	26,581
Lease liability	1,213	1,188	3,571	5,972
Trade and other payables(3)	5,028	—	—	5,028
	22,893	5,992	20,183	49,068
(1) See Note 5 for settlement of the contingent consideration.
(2) The amounts above include contractual interest obligations for floating rate borrowings as at the end of each period based on the amortization schedule for such borrowings and the interest rate for the period.
(3) The amounts above include trade payables, accrued general expenses and other financial liabilities.